Intangible Assets, Net - Additional Information (Details)	1 Months Ended	6 Months Ended
	Feb. 28, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Amortization Expense		¥ 4,878,682	$ 710,660
Percentage of equity interest acquired	100.00%
Total cash considerations	¥ 15,000,000
Deferred tax liability, intangible assets		¥ 22,430,277			$ 3,267,338	¥ 23,631,899
Intangible assets, estimated useful lives		10 years	10 years
Acquired right to operate an online audio/video content platform with amount		¥ 98,814,568				96,129,761
Estimated amortization expense of 2019		4,800,000
Estimated amortization expense of 2020		9,600,000
Estimated amortization expense of 2021		9,600,000
Estimated amortization expense of 2022		9,600,000
Estimated amortization expense of 2023		¥ 9,600,000
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Percentage of equity interest acquired		100.00%			100.00%
Total cash considerations		¥ 72,100,000
Deferred tax liability, intangible assets		¥ 24,000,000
Intangible assets, estimated useful lives		10 years	10 years
Acquired right to operate an online audio/video content platform with amount		¥ 96,100,000				¥ 96,129,761